ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
ACQUISITIONS AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS
Natural Gas Pipelines
TC PipeLines, LP
On April 1, 2015, TCPL completed the sale of its remaining 30 per cent interest in Gas Transmission Northwest LLC (GTN) to TC PipeLines, LP for an aggregate purchase price of US$457 million. Proceeds were comprised of US$264 million in cash, the assumption of US$98 million in proportional GTN LLC debt and US$95 million of new Class B units of TC PipeLines, LP.
On October 1, 2014, TCPL completed the sale of its remaining 30 per cent interest in Bison Pipeline LLC (Bison LLC) to TC PipeLines, LP for an aggregate purchase price of US$215 million.
In May 2013, TC PipeLines, LP completed a public offering of 8,855,000 common units at a price of US$43.85 per unit, resulting in gross proceeds of approximately US$388 million and net proceeds of US$373 million after unit issuance costs. TCPL contributed approximately US$8 million to maintain its two per cent general partnership interest and did not purchase any other units. Upon completion of this offering, TCPL's ownership interest in TC PipeLines, LP decreased from 33.3 per cent to 28.9 per cent and an after-tax dilution gain of $29 million ($47 million pre-tax) was recorded in Additional paid-in capital.
In July 2013, TCPL completed the sale of a 45 per cent interest in each of GTN LLC and Bison LLC to TC PipeLines, LP for an aggregate purchase price of US$1.05 billion, which included US$146 million for the assumption of 45 per cent of GTN LLC debt outstanding, plus normal closing adjustments. GTN LLC and Bison LLC own the GTN and Bison natural gas pipelines, respectively.
Gas Pacifico/INNERGY
On November 26, 2014, TCPL sold its 30 per cent equity investments in Gas Pacifico and INNERGY for aggregate gross proceeds of $9 million and recognized a gain of $9 million ($8 million after-tax).
Energy
Bruce Power
On December 3, 2015, TCPL exercised its option to acquire an additional 14.89 per cent ownership interest in Bruce B from the Ontario Municipal Employees Retirement System (OMERS) for $236 million, increasing its ownership interest to 46.5 per cent. The difference between the purchase price and the underlying carrying value of Bruce B is primarily related to the estimated fair value of the amended agreement with Ontario's Independent Electricity System Operator to extend the operating life of the Bruce Power facility to 2064. On December 4, 2015, Bruce B and Bruce A merged to form a single limited partnership (Bruce Power). This merger was accounted for as a transaction between entities under common control whereby the assets and liabilities of Bruce A and Bruce B were combined at their carrying values. Upon completion of the merger, TCPL applied equity accounting to its 48.5 per cent ownership interest in Bruce Power. Prior to the acquisition, TCPL applied equity accounting to its 48.9 per cent ownership interest in Bruce A and 31.6 per cent ownership interest in Bruce B.
Ontario Solar
As part of a purchase agreement with Canadian Solar Solutions Inc. signed in 2011, TCPL completed the acquisition of four Ontario solar facilities for $241 million in 2014. In 2013, TCPL completed the acquisition of four solar facilities for $216 million. The Company's total investment in the eight solar facilities is $457 million. All power produced by the solar facilities is sold under 20-year PPAs with the Ontario Power Authority.
Cancarb
On April 15, 2014, TCPL sold Cancarb Limited and its related power generation for aggregate gross proceeds of $190 million and recognized a gain of $108 million ($99 million after-tax).